UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10371

LORD ABBETT EQUITY TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 1/31/2019

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Calibrated Large Cap Value Fund

Calibrated Mid Cap Value Fund

For the six-month period ended January 31, 2019

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments:

7	Calibrated Large Cap Value Fund

11	Calibrated Mid Cap Value Fund

16	Statements of Assets and Liabilities

18	Statements of Operations

19	Statements of Changes in Net Assets

22	Financial Highlights

30	Notes to Financial Statements

43	Supplemental Information to Shareholders

Lord Abbett Equity Trust

Lord Abbett Calibrated Large Cap Value Fund
Lord Abbett Calibrated Mid Cap Value Fund
Semiannual Report

For the six-month period ended January 31, 2019

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Trustee, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Funds for the six-month period ended January 31, 2019. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Trustee, President, and Chief Executive Officer

Expense Example

As a shareholder of each Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2018 through January 31, 2019).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 8/1/18 – 1/31/19” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Calibrated Large Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	8/1/18	1/31/19	8/1/18 – 1/31/19
Class A*
Actual	$1,000.00	$963.90	$4.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.82	$4.43
Class C*
Actual	$1,000.00	$960.40	$8.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.99	$8.29
Class F*
Actual	$1,000.00	$964.90	$3.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.03	$3.21
Class F3*
Actual	$1,000.00	$965.20	$2.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.18	$3.06
Class I*
Actual	$1,000.00	$965.10	$3.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.03	$3.21
Class R2*
Actual	$1,000.00	$962.10	$6.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.00	$6.26
Class R3*
Actual	$1,000.00	$962.60	$5.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.56	$5.70
Class R4*
Actual	$1,000.00	$963.90	$4.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.92	$4.33
Class R5*
Actual	$1,000.00	$965.10	$2.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.18	$3.06
Class R6*
Actual	$1,000.00	$965.20	$3.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.13	$3.11

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.87% for Class A, 1.63% for Class C, 0.63% for Class F, 0.60% for Class F3, 0.63% for Class I, 1.23% for Class R2, 1.12% for Class R3, 0.85% for Class R4, 0.60% for Class R5 and 0.61% for Class R6) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).
*	The annualized expenses have been updated (0.93% for Class A, 1.68% for Class C, 0.68% for Class F, 0.66% for Class F3, 0.68% for Class I, 1.28% for Class R2, 1.18% for Class R3, 0.93% for Class R4, 0.68% for Class R5 and 0.66% for Class R6). Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

Calibrated Large Cap Value Fund (concluded)

	Actual	Hypothetical (5% Return Before Expense)
Class A	$4.60	$4.74
Class C	$8.30	$8.54
Class F	$3.37	$3.47
Class F3	$3.27	$3.36
Class I	$3.37	$3.47
Class R2	$6.33	$6.51
Class R3	$5.84	$6.01
Class R4	$4.60	$4.74
Class R5	$3.37	$3.47
Class R6	$3.27	$3.36

Portfolio Holdings Presented by Sector

January 31, 2019

Sector*	%**
Communication Services	4.19%
Consumer Discretionary	7.61%
Consumer Staples	7.69%
Energy	9.38%
Financials	23.51%
Health Care	14.38%
Industrials	7.12%
Information Technology	10.07%
Materials	4.33%
Real Estate	4.92%
Utilities	6.30%
Repurchase Agreement	0.50%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Calibrated Mid Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	8/1/18	1/31/19	8/1/18 – 1/31/19
Class A*
Actual	$1,000.00	$931.80	$4.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.32	$4.94
Class C*
Actual	$1,000.00	$928.60	$8.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.53	$8.74
Class F*
Actual	$1,000.00	$933.00	$3.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.58	$3.67
Class F3*
Actual	$1,000.00	$933.60	$3.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.83	$3.41
Class I*
Actual	$1,000.00	$933.00	$3.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.58	$3.67
Class R2*
Actual	$1,000.00	$930.30	$6.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.55	$6.72
Class R3*
Actual	$1,000.00	$930.80	$5.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.06	$6.21
Class R4*
Actual	$1,000.00	$931.70	$4.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.32	$4.94
Class R5*
Actual	$1,000.00	$933.50	$3.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.58	$3.67
Class R6*
Actual	$1,000.00	$933.60	$3.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.83	$3.41

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.97% for Class A, 1.72% for Class C, 0.72% for Class F, 0.67% for Class F3, 0.72% for Class I, 1.32% for Class R2, 1.22% for Class R3, 0.97% for Class R4, 0.72% for Class R5 and 0.67% for Class R6) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).
*	The annualized expenses have been updated (0.99% for Class A, 1.75% for Class C, 0.74% for Class F, 0.70% for Class F3, 0.74% for Class I, 1.35% for Class R2, 1.25% for Class R3, 0.99% for Class R4, 0.74% for Class R5 and 0.70% for Class R6). Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

Calibrated Mid Cap Value Fund (concluded)

	Actual	Hypothetical (5% Return Before Expense)
Class A	$4.82	$5.04
Class C	$8.51	$8.89
Class F	$3.61	$3.77
Class F3	$3.41	$3.57
Class I	$3.61	$3.77
Class R2	$6.57	$6.87
Class R3	$6.08	$6.36
Class R4	$4.82	$5.04
Class R5	$3.61	$3.77
Class R6	$3.41	$3.57

Portfolio Holdings Presented by Sector

January 31, 2019

Sector*	%**
Communication Services	1.36%
Consumer Discretionary	10.13%
Consumer Staples	4.82%
Energy	6.11%
Financials	17.27%
Health Care	7.09%
Industrials	12.36%
Information Technology	9.18%
Materials	6.29%
Real Estate	14.31%
Utilities	10.87%
Repurchase Agreement	0.21%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

CALIBRATED LARGE CAP VALUE FUND January 31, 2019

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 99.47%

Aerospace & Defense 0.76%
Harris Corp.	20,400	$3,125

Airlines 0.83%
Delta Air Lines, Inc.	68,900	3,406

Auto Components 0.72%
Gentex Corp.	139,700	2,959

Automobiles 0.67%
Ford Motor Co.	311,100	2,738

Banks 11.83%
Bank of America Corp.	408,700	11,636
Citizens Financial Group, Inc.	130,300	4,420
Comerica, Inc.	38,400	3,023
JPMorgan Chase & Co.	151,100	15,639
KeyCorp	217,800	3,587
TCF Financial Corp.	155,200	3,439
U.S. Bancorp	88,100	4,507
Wells Fargo & Co.	49,700	2,431
Total		48,682

Beverages 0.75%
Coca-Cola Co. (The)	64,000	3,080

Biotechnology 0.30%
Amgen, Inc.	6,700	1,254

Building Products 0.97%
Johnson Controls International plc	117,900	3,982

Capital Markets 2.48%
Affiliated Managers Group, Inc.	24,700	2,592
Ameriprise Financial, Inc.	16,100	2,038
CME Group, Inc.	7,800	1,422
E*TRADE Financial Corp.	39,300	1,834
Intercontinental Exchange, Inc.	30,200	2,318
Total		10,204
		Fair
		Value
Investments	Shares	(000)
Chemicals 1.44%
Celanese Corp. Series A	22,500	$2,155
DowDuPont, Inc.	23,400	1,259
PPG Industries, Inc.	23,900	2,520
Total		5,934

Commercial Services & Supplies 0.30%
Republic Services, Inc.	16,300	1,250

Communications Equipment 2.20%
Cisco Systems, Inc.	191,800	9,070

Construction Materials 0.40%
Eagle Materials, Inc.	23,200	1,647

Consumer Finance 1.82%
Ally Financial, Inc.	57,800	1,506
Discover Financial Services	61,000	4,117
Santander Consumer USA Holdings, Inc.	97,100	1,851
Total		7,474

Containers & Packaging 1.52%
Graphic Packaging Holding Co.	273,900	3,306
International Paper Co.	27,600	1,309
Owens-Illinois, Inc.	82,400	1,654
Total		6,269

Diversified Financial Services 2.36%
Berkshire Hathaway, Inc. Class B*	29,900	6,146
Voya Financial, Inc.	76,900	3,570
Total		9,716

Diversified Telecommunication Services 3.49%
AT&T, Inc.	246,900	7,422
Verizon Communications, Inc.	125,700	6,921
Total		14,343

Electric: Utilities 4.65%
American Electric Power Co., Inc.	62,700	4,961
Edison International	33,100	1,886

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

CALIBRATED LARGE CAP VALUE FUND January 31, 2019

		Fair
		Value
Investments	Shares	(000)
Electric: Utilities (continued)
Evergy, Inc.	24,737	$1,418
Eversource Energy	34,500	2,395
FirstEnergy Corp.	93,700	3,673
PPL Corp.	153,500	4,807
Total		19,140

Electrical Equipment 1.50%
Eaton Corp. plc	40,500	3,088
Hubbell, Inc.	28,200	3,083
Total		6,171

Electronic Equipment, Instruments & Components 0.31%
Corning, Inc.	37,900	1,261

Energy Equipment & Services 1.07%
Rowan Cos., plc Class A*	123,700	1,508
Schlumberger Ltd.	65,600	2,900
Total		4,408

Entertainment 0.30%
Walt Disney Co. (The)	11,200	1,249

Equity Real Estate Investment Trusts 4.92%
American Homes 4 Rent Class A	62,000	1,371
AvalonBay Communities, Inc.	18,300	3,531
Boston Properties, Inc.	12,400	1,635
Duke Realty Corp.	129,200	3,778
Federal Realty Investment Trust	28,900	3,831
Host Hotels & Resorts, Inc.	154,600	2,792
UDR, Inc.	37,800	1,654
Welltower, Inc.	21,400	1,658
Total		20,250

Food & Staples Retailing 1.97%
Walgreens Boots Alliance, Inc.	65,700	4,747
Walmart, Inc.	35,100	3,364
Total		8,111
		Fair
		Value
Investments	Shares	(000)
Food Products 2.23%
Hershey Co. (The)	28,400	$3,013
J.M. Smucker Co. (The)	13,800	1,447
Kraft Heinz Co. (The)	34,700	1,668
TreeHouse Foods, Inc.*	27,000	1,576
Tyson Foods, Inc. Class A	23,500	1,455
Total		9,159

Health Care Equipment & Supplies 2.37%
Abbott Laboratories	17,200	1,255
Medtronic plc (Ireland)(a)	54,100	4,782
Zimmer Biomet Holdings, Inc.	34,000	3,725
Total		9,762

Health Care Providers & Services 3.13%
Anthem, Inc.	8,400	2,545
Cardinal Health, Inc.	45,600	2,279
Cigna Corp.*	14,093	2,816
CVS Health Corp.	25,200	1,652
HCA Healthcare, Inc.	25,600	3,569
Total		12,861

Hotels, Restaurants & Leisure 1.54%
Aramark	84,400	2,781
Norwegian Cruise Line Holdings Ltd.*	69,000	3,549
Total		6,330

Household Durables 0.95%
Lennar Corp. Class A	52,600	2,494
Whirlpool Corp.	10,600	1,410
Total		3,904

Household Products 1.92%
Kimberly-Clark Corp.	10,600	1,181
Procter & Gamble Co. (The)	69,600	6,714
Total		7,895

Information Technology Services 0.97%
Cognizant Technology Solutions Corp. Class A	37,700	2,627
Leidos Holdings, Inc.	23,400	1,357
Total		3,984

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIBRATED LARGE CAP VALUE FUND January 31, 2019

		Fair
		Value
Investments	Shares	(000)
Insurance 5.01%
Arch Capital Group Ltd.*	129,900	$3,813
Arthur J Gallagher & Co.	32,800	2,450
Chubb Ltd. (Switzerland)(a)	37,100	4,936
Hartford Financial Services Group, Inc. (The)	51,700	2,426
Lincoln National Corp.	57,600	3,369
RenaissanceRe Holdings Ltd.	26,400	3,644
Total		20,638

Life Sciences Tools & Services 1.40%
Thermo Fisher Scientific, Inc.	23,500	5,773

Machinery 0.88%
Flowserve Corp.	42,400	1,867
Stanley Black & Decker, Inc.	13,800	1,745
Total		3,612

Media 2.72%
Charter Communications, Inc. Class A*	11,700	3,873
Comcast Corp. Class A	200,000	7,314
Total		11,187

Metals & Mining 0.96%
Nucor Corp.	64,800	3,968

Multi-Line Retail 0.61%
Target Corp.	34,300	2,504

Multi-Utilities 1.65%
Public Service Enterprise Group, Inc.	71,300	3,890
Sempra Energy	24,800	2,901
Total		6,791

Oil, Gas & Consumable Fuels 8.31%
Anadarko Petroleum Corp.	50,200	2,376
Chevron Corp.	106,800	12,245
ConocoPhillips	85,200	5,767
Devon Energy Corp.	81,500	2,172
Exxon Mobil Corp.	76,600	5,613
Kinder Morgan, Inc.	101,100	1,830
		Fair
		Value
Investments	Shares	(000)
Valero Energy Corp.	47,700	$4,189
Total		34,192

Pharmaceuticals 7.17%
Johnson & Johnson	63,600	8,464
Merck & Co., Inc.	93,100	6,929
Mylan NV*	89,900	2,693
Pfizer, Inc.	269,100	11,423
Total		29,509

Road & Rail 1.14%
Union Pacific Corp.	29,400	4,677

Semiconductors & Semiconductor Equipment 3.83%
Broadcom, Inc.	18,900	5,070
Intel Corp.	177,000	8,340
QUALCOMM, Inc.	47,600	2,357
Total		15,767

Software 2.44%
FireEye, Inc.*	101,700	1,798
Microsoft Corp.	23,400	2,444
Oracle Corp.	115,300	5,791
Total		10,033

Specialty Retail 0.41%
Sally Beauty Holdings, Inc.*	98,100	1,689

Technology Hardware, Storage & Peripherals 0.32%
Xerox Corp.	46,300	1,306

Tobacco 0.82%
Philip Morris International, Inc.	44,100	3,383

Trading Companies & Distributors 0.74%
Air Lease Corp.	80,700	3,062

Wireless Telecommunication Services 0.39%
T-Mobile US, Inc.*	23,300	1,622
Total Common Stocks (cost $406,858,661)		409,331

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(concluded)

CALIBRATED LARGE CAP VALUE FUND January 31, 2019

	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 0.50%

Repurchase Agreement
Repurchase Agreement dated 1/31/2019, 1.45%due 2/1/2019 with Fixed Income Clearing Corp. collateralized by $2,085,000 of U.S. Treasury Inflation Note at 2.75% due 4/30/2023; value: $2,119,957; proceeds: $2,073,991 (cost $2,073,908)	$2,074	$2,074
Total Investments in Securities 99.97% (cost $408,932,569)		411,405
Other Assets in Excess of Liabilities(b) 0.03%		120
Net Assets 100.00%		$411,525
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at January 31, 2019:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
E-Mini S&P 500 Index	March 2019	12	Long	$1,564,478	$1,622,700	$58,222

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$409,331	$–	$–	$409,331
Short-Term Investment
Repurchase Agreement	–	2,074	–	2,074
Total	$409,331	$2,074	$–	$411,405

Other Financial Instruments
Futures Contracts
Assets	$58	$–	$–	$58
Liabilities	–	–	–	–
Total	$58	$–	$–	$58

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended January 31, 2019.

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)

CALIBRATED MID CAP VALUE FUND January 31, 2019

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.52%

Aerospace & Defense 1.60%
Harris Corp.	27,900	$4,274
Huntington Ingalls Industries, Inc.	9,800	2,023
Textron, Inc.	71,100	3,785
Total		10,082

Airlines 1.45%
Alaska Air Group, Inc.	24,400	1,560
American Airlines Group, Inc.	114,900	4,110
United Continental Holdings, Inc.*	39,900	3,482
Total		9,152

Auto Components 0.83%
Gentex Corp.	245,400	5,198

Banks 6.76%
Citizens Financial Group, Inc.	198,300	6,726
Comerica, Inc.	89,300	7,032
First Horizon National Corp.	374,500	5,498
KeyCorp	474,800	7,820
M&T Bank Corp.	47,300	7,783
TCF Financial Corp.	251,000	5,562
Western Alliance Bancorp*	48,900	2,165
Total		42,586

Beverages 0.78%
Molson Coors Brewing Co. Class B	73,800	4,916

Capital Markets 1.95%
Affiliated Managers Group, Inc.	16,200	1,700
E*TRADE Financial Corp.	117,800	5,497
Invesco Ltd.	278,800	5,080
Total		12,277

Chemicals 1.59%
Celanese Corp. Series A	54,100	5,181
Eastman Chemical Co.	36,400	2,934
Huntsman Corp.	85,401	1,876
Total		9,991
Investments	Shares	Fair Value (000)
Commercial Services & Supplies 1.19%
Republic Services, Inc.	97,500	$7,479

Communications Equipment 0.87%
Juniper Networks, Inc.	212,200	5,505

Construction Materials 0.60%
Eagle Materials, Inc.	53,100	3,770

Consumer Finance 1.98%
Discover Financial Services	59,800	4,036
Santander Consumer USA Holdings, Inc.	97,300	1,854
Synchrony Financial	217,800	6,543
Total		12,433

Containers & Packaging 2.86%
Bemis Co., Inc.	43,900	2,144
Crown Holdings, Inc.*	84,500	4,310
Graphic Packaging Holding Co.	399,500	4,822
International Paper Co.	67,700	3,211
Owens-Illinois, Inc.	176,300	3,538
Total		18,025

Electric: Utilities 5.43%
Alliant Energy Corp.	83,700	3,722
Edison International	97,300	5,543
Evergy, Inc.	122,100	6,999
Eversource Energy	74,100	5,143
FirstEnergy Corp.	54,000	2,117
PPL Corp.	248,100	7,770
Xcel Energy, Inc.	55,000	2,880
Total		34,174

Electrical Equipment 1.20%
AMETEK, Inc.	26,700	1,946
Hubbell, Inc.	51,300	5,609
Total		7,555

Electronic Equipment, Instruments & Components 2.91%
Corning, Inc.	284,600	9,466
Jabil, Inc.	88,300	2,353

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

CALIBRATED MID CAP VALUE FUND January 31, 2019

Investments	Shares	Fair Value (000)
Electronic Equipment, Instruments & Components (continued)
Keysight Technologies, Inc.*	87,900	$6,506
Total		18,325

Energy Equipment & Services 1.40%
National Oilwell Varco, Inc.	168,500	4,967
Rowan Cos., plc Class A*	315,800	3,850
Total		8,817

Entertainment 1.36%
Cinemark Holdings, Inc.	128,000	5,238
Viacom, Inc. Class B	113,100	3,327
Total		8,565

Equity Real Estate Investment Trusts 13.82%
American Homes 4 Rent Class A	250,300	5,534
AvalonBay Communities, Inc.	31,300	6,038
Boston Properties, Inc.	64,800	8,545
Camden Property Trust	20,400	1,978
Digital Realty Trust, Inc.	29,500	3,196
Duke Realty Corp.	247,400	7,234
Equity Residential	29,600	2,148
Essex Property Trust, Inc.	7,200	1,953
Federal Realty Investment Trust	45,300	6,006
Host Hotels & Resorts, Inc.	359,700	6,496
Liberty Property Trust	117,200	5,525
Mid-America Apartment Communities, Inc.	21,900	2,218
SL Green Realty Corp.	74,200	6,858
Starwood Property Trust, Inc.	183,100	4,043
UDR, Inc.	181,000	7,919
Ventas, Inc.	129,000	8,319
Vornado Realty Trust	42,600	2,978
Total		86,988

Food & Staples Retailing 0.76%
US Foods Holding Corp.*	142,300	4,798
Investments	Shares	Fair Value (000)
Food Products 3.27%
Bunge Ltd.	70,400	$3,877
Hershey Co. (The)	30,200	3,204
Hormel Foods Corp.	80,600	3,411
J.M. Smucker Co. (The)	30,900	3,241
Tyson Foods, Inc. Class A	110,600	6,848
Total		20,581

Health Care Equipment & Supplies 2.12%
Hill-Rom Holdings, Inc.	55,700	5,571
Zimmer Biomet Holdings, Inc.	71,000	7,779
Total		13,350

Health Care Providers & Services 2.54%
Cardinal Health, Inc.	46,700	2,334
Centene Corp.*	21,700	2,833
Laboratory Corp. of America Holdings*	12,000	1,672
Quest Diagnostics, Inc.	48,900	4,272
Universal Health Services, Inc. Class B	36,800	4,877
Total		15,988

Hotels, Restaurants & Leisure 2.53%
Aramark	167,900	5,532
MGM Resorts International	128,600	3,786
Norwegian Cruise Line Holdings Ltd.*	128,900	6,630
Total		15,948

Household Durables 1.89%
Leggett & Platt, Inc.	39,500	1,618
Lennar Corp. Class A	138,641	6,574
Newell Brands, Inc.	175,200	3,716
Total		11,908

Independent Power and Renewable Electricity Producer 1.01%
AES Corp.	386,500	6,335

Industrial Conglomerates 0.98%
Roper Technologies, Inc.	21,700	6,147

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIBRATED MID CAP VALUE FUND January 31, 2019

Investments	Shares	Fair Value (000)
Information Technology Services 3.44%
Euronet Worldwide, Inc.*	26,200	$3,013
Fidelity National Information Services, Inc.	56,000	5,854
Leidos Holdings, Inc.	116,500	6,757
Worldpay, Inc. Class A*	72,000	6,011
Total		21,635

Insurance 6.53%
Arch Capital Group Ltd.*	242,300	7,111
Argo Group International Holdings Ltd.	37,700	2,516
Arthur J Gallagher & Co.	27,900	2,084
Brown & Brown, Inc.	68,000	1,847
Fidelity National Financial, Inc.	108,500	3,923
Hartford Financial Services Group, Inc. (The)	108,800	5,105
Lincoln National Corp.	116,000	6,785
Old Republic International Corp.	146,000	2,942
RenaissanceRe Holdings Ltd.	43,800	6,046
Unum Group	79,800	2,774
Total		41,133

Life Sciences Tools & Services 0.98%
PerkinElmer, Inc.	67,900	6,145

Machinery 3.46%
Cummins, Inc.	20,000	2,942
Flowserve Corp.	116,300	5,122
PACCAR, Inc.	52,500	3,440
Pentair plc (United Kingdom)(a)	95,200	3,921
Stanley Black & Decker, Inc.	50,400	6,373
Total		21,798

Media 1.43%
Discovery, Inc. Class A*	121,200	3,440
Interpublic Group of Cos., Inc. (The)	243,500	5,539
Total		8,979
Investments	Shares	Fair Value (000)
Metals & Mining 0.88%
Steel Dynamics, Inc.	152,100	$5,565

Multi-Line Retail 1.62%
Dollar General Corp.	56,600	6,533
Kohl’s Corp.	53,700	3,689
Total		10,222

Multi-Utilities 4.40%
Ameren Corp.	68,500	4,750
Consolidated Edison, Inc.	46,800	3,634
Public Service Enterprise Group, Inc.	183,800	10,026
Sempra Energy	79,500	9,300
Total		27,710

Oil, Gas & Consumable Fuels 4.69%
Cimarex Energy Co.	66,400	5,003
Continental Resources, Inc.*	80,500	3,717
Marathon Oil Corp.	361,800	5,713
Marathon Petroleum Corp.	68,600	4,545
Noble Energy, Inc.	226,400	5,058
ONEOK, Inc.	85,600	5,496
Total		29,532

Paper & Forest Products 0.34%
Domtar Corp.	45,400	2,129

Pharmaceuticals 1.43%
Jazz Pharmaceuticals plc (Ireland)*(a)	20,300	2,556
Mylan NV*	215,300	6,448
Total		9,004

Real Estate Management & Development 0.45%
Jones Lang LaSalle, Inc.	19,800	2,840

Road & Rail 1.11%
Kansas City Southern	24,300	2,570
Ryder System, Inc.	75,800	4,389
Total		6,959

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

CALIBRATED MID CAP VALUE FUND January 31, 2019

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 1.33%
Marvell Technology Group Ltd.	168,500	$3,122
Qorvo, Inc.*	80,300	5,249
Total		8,371

Software 0.60%
FireEye, Inc.*	215,400	3,808

Specialty Retail 1.48%
AutoZone, Inc.*	3,600	3,050
Burlington Stores, Inc.*	17,000	2,919
Penske Automotive Group, Inc.	71,200	3,338
Total		9,307

Textiles, Apparel & Luxury Goods 0.33%
Ralph Lauren Corp.	17,800	2,067

Trading Companies & Distributors 1.34%
Air Lease Corp.	130,500	4,951
HD Supply Holdings, Inc.*	83,100	3,485
Total		8,436
Total Common Stocks (cost $655,069,065)		626,533
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.21%

Repurchase Agreement
Repurchase Agreement dated 1/31/2019, 1.45% due 2/1/2019 with Fixed Income Clearing Corp. collateralized by $1,325,000 of U.S. Treasury Inflation Note at 2.75% due 4/30/2023; value: $1,347,215; proceeds: $1,320,187 (cost $1,320,134)	$1,320	$1,320
Total Investments in Securities 99.73% (cost $656,389,199)		627,853
Other Assets in Excess of Liabilities(b) 0.27%		1,684
Net Assets 100.00%		$629,537

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CALIBRATED MID CAP VALUE FUND January 31, 2019

Open Futures Contracts at January 31, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	March 2019	18	Long	$2,295,088	$2,434,050	$138,962

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$626,533	$–	$–	$626,533
Short-Term Investment
Repurchase Agreement	–	1,320	–	1,320
Total	$626,533	$1,320	$–	$627,853

Other Financial Instruments
Futures Contracts
Assets	$139	$–	$–	$139
Liabilities	–	–	–	–
Total	$139	$–	$–	$139

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended January 31, 2019.

See Notes to Financial Statements.	15

Statements of Assets and Liabilities (unaudited)

January 31, 2019

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
ASSETS:
Investments in securities, at cost	$408,932,569	$656,389,199
Investments in securities, at fair value	$411,405,271	$627,852,932
Deposits with brokers for futures collateral	72,000	108,000
Receivables:
Investment securities sold	240,925	3,706,497
Capital shares sold	418,145	638,619
Interest and dividends	570,135	385,885
Variation margin for futures contracts	15,726	26,751
From advisor (See Note 3)	18,088	5,195
Prepaid expenses and other assets	59,401	66,024
Total assets	412,799,691	632,789,903
LIABILITIES:
Payables:
Capital shares reacquired	932,668	2,646,711
Management fee	203,519	312,211
Trustees’ fees	50,686	85,135
12b-1 distribution plan	20,587	52,975
Fund administration	13,568	20,814
Accrued expenses	54,016	134,853
Total liabilities	1,275,044	3,252,699
NET ASSETS	$411,524,647	$629,537,204
COMPOSITION OF NET ASSETS:
Paid-in capital	$411,254,700	$683,788,905
Total distributable earnings (loss)	269,947	(54,251,701)
Net Assets	$411,524,647	$629,537,204

16	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

January 31, 2019

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund

Net assets by class:
Class A Shares	$51,463,162	$72,573,893
Class C Shares	$11,442,409	$35,602,119
Class F Shares	$16,026,364	$62,529,910
Class F3 Shares	$2,914,549	$2,842,662
Class I Shares	$327,017,203	$434,636,492
Class R2 Shares	$488,578	$1,110,959
Class R3 Shares	$85,539	$5,455,802
Class R4 Shares	$12,012	$4,024,548
Class R5 Shares	$12,121	$4,086,121
Class R6 Shares	$2,062,710	$6,674,698
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	2,686,216	3,897,050
Class C Shares	607,092	1,950,656
Class F Shares	834,533	3,348,346
Class F3 Shares	151,852	152,192
Class I Shares	17,049,508	23,278,621
Class R2 Shares	25,348	59,364
Class R3 Shares	4,493	292,557
Class R4 Shares	629	216,911
Class R5 Shares	632.28	218,879
Class R6 Shares	107,499	357,334
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$19.16	$18.62
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$20.33	$19.76
Class C Shares-Net asset value	$18.85	$18.25
Class F Shares-Net asset value	$19.20	$18.67
Class F3 Shares-Net asset value	$19.19	$18.68
Class I Shares-Net asset value	$19.18	$18.67
Class R2 Shares-Net asset value	$19.27	$18.71
Class R3 Shares-Net asset value	$19.04	$18.65
Class R4 Shares-Net asset value	$19.10	$18.55
Class R5 Shares-Net asset value	$19.17	$18.67
Class R6 Shares-Net asset value	$19.19	$18.68

See Notes to Financial Statements.	17

Statements of Operations (unaudited)

For the Six Months Ended January 31, 2019

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
Investment income:
Dividends	$5,784,907	$13,788,973
Interest	11,278	16,863
Total investment income	5,796,185	13,805,836
Expenses:
Management fee	1,324,936	2,077,634
12b-1 distribution plan-Class A	73,788	103,208
12b-1 distribution plan-Class C	62,638	199,323
12b-1 distribution plan-Class F	6,125	38,016
12b-1 distribution plan-Class R2	1,476	3,866
12b-1 distribution plan-Class R3	275	13,677
12b-1 distribution plan-Class R4	15	5,202
Fund administration	88,329	138,509
Shareholder servicing	36,142	177,133
Registration	55,959	60,410
Professional	21,801	27,193
Reports to shareholders	12,577	23,489
Custody	13,584	16,620
Trustees’ fees	6,290	10,424
Other	31,011	43,018
Gross expenses	1,734,946	2,937,722
Expense reductions (See Note 9)	(1,591)	(4,132)
Fees waived and expenses reimbursed (See Note 3)	(216,255)	(127,922)
Net expenses	1,517,100	2,805,668
Net investment income	4,279,085	11,000,168
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	5,353,478	(13,581,633)
Net realized loss on futures contracts	(197,044)	(170,766)
Net change in unrealized appreciation/depreciation on investments	(25,293,014)	(48,087,903)
Net change in unrealized appreciation/depreciation on futures contracts	31,013	89,760
Net realized and unrealized loss	(20,105,567)	(61,750,542)
Net Decrease in Net Assets Resulting From Operations	$(15,826,482)	$(50,750,374)

18	See Notes to Financial Statements.

Statements of Changes in Net Assets

	Calibrated Large Cap Value Fund
DECREASE IN NET ASSETS	For the Six Months Ended January 31, 2019 (unaudited)	For the Year Ended July 31, 2018
Operations:
Net investment income	$4,279,085	$8,656,615
Net realized gain on investments and futures contracts	5,156,434	20,029,070
Net change in unrealized appreciation/depreciation on investments and futures contracts	(25,262,001)	11,636,774
Net increase (decrease) in net assets resulting from operations	(15,826,482)	40,322,459
Distributions to shareholders(1)
Class A	(2,933,047)	(6,786,843)
Class C	(591,400)	(1,217,858)
Class F	(938,847)	(1,036,080)
Class F3	(173,713)	(365,792)
Class I	(19,845,577)	(32,953,067)
Class R2	(25,390)	(37,394)
Class R3	(6,194)	(19,265)
Class R4	(675)	(998)
Class R5	(708)	(1,029)
Class R6	(122,358)	(214,218)
Total distributions to shareholders	(24,637,909)	(42,632,544)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	20,111,913	53,462,081
Reinvestment of distributions	23,610,214	39,716,714
Cost of shares reacquired	(68,498,882)	(116,824,775)
Net decrease in net assets resulting from capital share transactions	(24,776,755)	(23,645,980)
Net decrease in net assets	(65,241,146)	(25,956,065)
NET ASSETS:
Beginning of period	$476,765,793	$502,721,858
End of period	$411,524,647	$476,765,793
Undistributed net investment income(2)	$–	$–

(1)	The SEC eliminated the requirement to disclose the source of distributions paid in 2018. For the year ended July 31, 2018, the source of distributions was as follows: - Net investment income – Class A $(1,356,851), Class C $(142,580), Class F $(217,480), Class F3 $(81,717), Class I $(7,354,848), Class R2 $(6,313), Class R3 $(3,497), Class R4 $(200), Class R5 $(230) and Class R6 $(47,856). Net realized gain - Class A $(5,429,992), Class C $(1,075,278), Class F $(818,600), Class F3 $(284,075), Class I $(25,598,219), Class R2 $(31,081), Class R3 $(15,768), Class R4 $(798), Class R5 $(799) and Class R6 $(166,362).
(2)	The SEC eliminated the requirement to disclose undistributed net investment income in 2018. For the year ended July 31, 2018, the undistributed net investment income was $4,269,347.

See Notes to Financial Statements.	19

Statements of Changes in Net Assets (concluded)

	Calibrated Mid Cap Value Fund
DECREASE IN NET ASSETS	For the Six Months Ended January 31, 2019 (unaudited)	For the Year Ended July 31, 2018
Operations:
Net investment income	$11,000,168	$10,282,138
Net realized gain (loss) on investments and futures contracts	(13,752,399)	56,807,354
Net change in unrealized appreciation/depreciation on investments and futures contracts	(47,998,143)	1,677,770
Net increase (decrease) in net assets resulting from operations	(50,750,374)	68,767,262
Distributions to shareholders(1)
Class A	(7,781,608)	(7,529,205)
Class C	(3,636,510)	(3,413,672)
Class F	(7,161,989)	(8,868,222)
Class F3	(310,734)	(247,680)
Class I	(46,159,445)	(57,732,116)
Class R2	(107,328)	(168,502)
Class R3	(537,605)	(376,668)
Class R4	(376,614)	(305,378)
Class R5	(380,996)	(329,163)
Class R6	(553,283)	(614,402)
Total distributions to shareholders	(67,006,112)	(79,585,008)
Capital share transactions (See Note 14)
Net proceeds from sales of shares	30,861,553	144,938,156
Reinvestment of distributions	63,493,912	75,532,779
Cost of shares reacquired	(117,131,042)	(471,115,350)
Net decrease in net assets resulting from capital share transactions	(22,775,577)	(250,644,415)
Net decrease in net assets	(140,532,063)	(261,462,161)
NET ASSETS:
Beginning of period	$770,069,267	$1,031,531,428
End of period	$629,537,204	$770,069,267
Undistributed net investment income(2)	$–	$–

(1)	The SEC eliminated the requirement to disclose the source of distributions paid in 2018. For the year ended July 31, 2018, the source of distributions was as follows:–Net investment income–Class A $(1,123,563), Class C $(201,513), Class F $(1,462,733), Class F3 $(44,302), Class I $(10,313,279), Class R2 $(18,624), Class R3 $(48,748), Class R4 $(47,731), Class R5 $(58,817) and Class R6 $(109,896). Net realized gain - Class A $(6,405,642), Class C $(3,212,159), Class F $(7,405,489), Class F3 $(203,378), Class I $(47,418,837), Class R2 $(149,878), Class R3 $(327,920), Class R4 $(257,647), Class R5 $(270,346) and Class R6 $(504,506).
(2)	The SEC eliminated the requirement to disclose undistributed net investment income in 2018. For the year ended July 31, 2018, the undistributed net investment income was $3,905,389.

20	See Notes to Financial Statements.

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21

Financial Highlights

CALIBRATED LARGE CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
1/31/2019(c)	$21.05	$0.18	$(0.94)	$(0.76)	$(0.34)	$(0.79)	$(1.13)
7/31/2018	21.25	0.34	1.30	1.64	(0.37)	(1.47)	(1.84)
7/31/2017	19.55	0.40	2.01	2.41	(0.41)	(0.30)	(0.71)
7/31/2016	20.88	0.36	(0.04)	0.32	(0.36)	(1.29)	(1.65)
7/31/2015	22.30	0.33	1.15	1.48	(0.35)	(2.55)	(2.90)
7/31/2014	21.52	0.36	2.19	2.55	(0.29)	(1.48)	(1.77)
Class C
1/31/2019(c)	20.63	0.10	(0.91)	(0.81)	(0.18)	(0.79)	(0.97)
7/31/2018	20.84	0.18	1.27	1.45	(0.19)	(1.47)	(1.66)
7/31/2017	19.18	0.25	1.96	2.21	(0.25)	(0.30)	(0.55)
7/31/2016	20.53	0.22	(0.05)	0.17	(0.23)	(1.29)	(1.52)
7/31/2015	21.98	0.17	1.14	1.31	(0.21)	(2.55)	(2.76)
7/31/2014	21.30	0.19	2.17	2.36	(0.20)	(1.48)	(1.68)
Class F
1/31/2019(c)	21.12	0.20	(0.94)	(0.74)	(0.39)	(0.79)	(1.18)
7/31/2018	21.29	0.40	1.29	1.69	(0.39)	(1.47)	(1.86)
7/31/2017	19.57	0.44	2.03	2.47	(0.45)	(0.30)	(0.75)
7/31/2016	20.90	0.40	(0.06)	0.34	(0.38)	(1.29)	(1.67)
7/31/2015	22.32	0.36	1.16	1.52	(0.39)	(2.55)	(2.94)
7/31/2014	21.54	0.39	2.19	2.58	(0.32)	(1.48)	(1.80)
Class F3
1/31/2019(c)	21.12	0.21	(0.95)	(0.74)	(0.40)	(0.79)	(1.19)
7/31/2018	21.32	0.37	1.32	1.69	(0.42)	(1.47)	(1.89)
4/4/2017 to 7/31/2017(e)	20.98	0.11	0.23	0.34	–	–	–
Class I
1/31/2019(c)	21.11	0.20	(0.94)	(0.74)	(0.40)	(0.79)	(1.19)
7/31/2018	21.31	0.39	1.30	1.69	(0.42)	(1.47)	(1.89)
7/31/2017	19.60	0.45	2.02	2.47	(0.46)	(0.30)	(0.76)
7/31/2016	20.94	0.41	(0.05)	0.36	(0.41)	(1.29)	(1.70)
7/31/2015	22.36	0.39	1.15	1.54	(0.41)	(2.55)	(2.96)
7/31/2014	21.56	0.41	2.21	2.62	(0.34)	(1.48)	(1.82)
Class R2
1/31/2019(c)	21.14	0.14	(0.94)	(0.80)	(0.28)	(0.79)	(1.07)
7/31/2018	21.34	0.27	1.30	1.57	(0.30)	(1.47)	(1.77)
7/31/2017	19.63	0.33	2.03	2.36	(0.35)	(0.30)	(0.65)
7/31/2016	20.97	0.30	(0.05)	0.25	(0.30)	(1.29)	(1.59)
7/31/2015	22.38	0.26	1.15	1.41	(0.27)	(2.55)	(2.82)
7/31/2014	21.61	0.31	2.19	2.50	(0.25)	(1.48)	(1.73)

22	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net Asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$19.16	(3.61	)(d)	0.87	(f)	0.97	(f)	1.76	(f)	$51,463	23	(d)
21.05	8.18		0.85		0.97		1.63		69,438	64
21.25	12.61		0.82		1.01		1.94		83,248	76
19.55	1.94		0.75		1.12		1.93		71,423	68
20.88	6.71		0.75		1.08		1.54		75,083	80
22.30	12.38		0.75		1.08		1.66		81,218	104

18.85	(3.96	)(d)	1.63	(f)	1.72	(f)	1.00	(f)	11,442	23	(d)
20.63	7.37		1.60		1.72		0.88		13,546	64
20.84	11.75		1.56		1.76		1.22		16,163	76
19.18	1.18		1.50		1.87		1.19		17,878	68
20.53	5.93		1.49		1.82		0.82		18,361	80
21.98	11.54		1.49		1.82		0.91		10,456	104

19.20	(3.51	)(d)	0.63	(f)	0.82	(f)	1.98	(f)	16,026	23	(d)
21.12	8.43		0.60		0.82		1.91		8,501	64
21.29	12.89		0.60		0.86		2.14		18,829	76
19.57	2.06		0.60		0.98		2.13		12,029	68
20.90	6.90		0.60		0.93		1.70		26,401	80
22.32	12.53		0.60		0.93		1.81		17,316	104

19.19	(3.48	)(d)	0.61	(f)	0.71	(f)	2.03	(f)	2,915	23	(d)
21.12	8.44		0.58		0.72		1.80		3,476	64
21.32	1.62	(d)	0.58	(f)	0.74	(f)	1.58	(f)	10	76

19.18	(3.49	)(d)	0.63	(f)	0.72	(f)	2.00	(f)	327,017	23	(d)
21.11	8.44		0.60		0.72		1.88		378,924	64
21.31	12.90		0.57		0.76		2.18		381,449	76
19.60	2.16		0.50		0.87		2.19		330,171	68
20.94	6.99		0.50		0.83		1.80		383,101	80
22.36	12.70		0.50		0.83		1.91		343,275	104

19.27	(3.79	)(d)	1.23	(f)	1.32	(f)	1.40	(f)	489	23	(d)
21.14	7.78		1.20		1.32		1.27		497	64
21.34	12.26		1.17		1.36		1.59		449	76
19.63	1.55		1.10		1.47		1.58		353	68
20.97	6.35		1.10		1.43		1.21		371	80
22.38	12.04		1.01		1.44		1.43		198	104

See Notes to Financial Statements.	23

Financial Highlights (concluded)

CALIBRATED LARGE CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
1/31/2019(c)	$20.90	$0.15	$(0.93)	$(0.78)	$(0.29)	$(0.79)	$(1.08)
7/31/2018	21.12	0.29	1.29	1.58	(0.33)	(1.47)	(1.80)
7/31/2017	19.43	0.35	2.01	2.36	(0.37)	(0.30)	(0.67)
7/31/2016	20.77	0.32	(0.06)	0.26	(0.31)	(1.29)	(1.60)
7/31/2015	22.21	0.28	1.15	1.43	(0.32)	(2.55)	(2.87)
7/31/2014	21.46	0.30	2.19	2.49	(0.26)	(1.48)	(1.74)
Class R4
1/31/2019(c)	21.00	0.18	(0.94)	(0.76)	(0.35)	(0.79)	(1.14)
7/31/2018	21.21	0.33	1.30	1.63	(0.37)	(1.47)	(1.84)
7/31/2017	19.51	0.40	2.02	2.42	(0.42)	(0.30)	(0.72)
7/31/2016	20.88	0.36	(0.05)	0.31	(0.39)	(1.29)	(1.68)
6/30/2015 to 7/31/2015(g)	20.80	0.02	0.06	0.08	–	–	–
Class R5
1/31/2019(c)	21.10	0.20	(0.94)	(0.74)	(0.40)	(0.79)	(1.19)
7/31/2018	21.30	0.39	1.30	1.69	(0.42)	(1.47)	(1.89)
7/31/2017	19.59	0.45	2.02	2.47	(0.46)	(0.30)	(0.76)
7/31/2016	20.93	0.41	(0.05)	0.36	(0.41)	(1.29)	(1.70)
6/30/2015 to 7/31/2015(g)	20.85	0.03	0.05	0.08	–	–	–
Class R6
1/31/2019(c)	21.12	0.20	(0.94)	(0.74)	(0.40)	(0.79)	(1.19)
7/31/2018	21.31	0.40	1.30	1.70	(0.42)	(1.47)	(1.89)
7/31/2017	19.60	0.38	2.09	2.47	(0.46)	(0.30)	(0.76)
7/31/2016	20.93	0.41	(0.04)	0.37	(0.41)	(1.29)	(1.70)
6/30/2015 to 7/31/2015(g)	20.85	0.03	0.05	0.08	–	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commenced on April 4, 2017.
(f)	Annualized.
(g)	Commenced on June 30, 2015.

24	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net Asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$19.04	(3.74	)(d)	1.12	(f)	1.22	(f)	1.51	(f)	$86	23	(d)
20.90	7.92		1.10		1.22		1.39		113	64
21.12	12.39		1.07		1.26		1.71		198	76
19.43	1.64		1.00		1.38		1.72		167	68
20.77	6.47		1.00		1.33		1.31		336	80
22.21	12.11		1.00		1.33		1.38		141	104

19.10	(3.61	)(d)	0.85	(f)	0.92	(f)	1.77	(f)	12	23	(d)
21.00	8.15		0.85		0.97		1.60		12	64
21.21	12.65		0.81		0.97		1.96		12	76
19.51	1.88		0.75		1.09		1.92		10	68
20.88	0.38	(d)	0.75	(f)	1.06	(f)	1.41	(f)	10	80

19.17	(3.49	)(d)	0.60	(f)	0.67	(f)	2.01	(f)	12	23	(d)
21.10	8.45		0.60		0.72		1.87		13	64
21.30	12.91		0.55		0.72		2.21		12	76
19.59	2.17		0.49		0.83		2.18		10	68
20.93	0.38	(d)	0.50	(f)	0.82	(f)	1.64	(f)	10	80

19.19	(3.48	)(d)	0.61	(f)	0.72	(f)	2.02	(f)	2,063	23	(d)
21.12	8.50		0.58		0.72		1.90		2,247	64
21.31	12.91		0.58		0.72		1.81		2,353	76
19.60	2.22		0.47		0.74		2.21		10	68
20.93	0.38	(d)	0.47	(f)	0.70	(f)	1.64	(f)	10	80

See Notes to Financial Statements.	25

Financial Highlights

CALIBRATED MID CAP VALUE FUND

		Per Share Operating Performance:
					Distributions to
		Investment Operations:			shareholders from:
				Total
			Net	from
	Net asset	Net	realized	invest-
	value,	invest-	and	ment	Net	Net	Total
	beginning	ment	unrealized	opera-	investment	realized	distri-
	of period	income(a)	gain (loss)	tions	income	gain	butions
Class A
1/31/2019(c)	$22.21	$0.31	$(1.86)	$(1.55)	$(0.42)	$(1.62)	$(2.04)
7/31/2018	22.37	0.21	1.38	1.59	(0.26)	(1.49)	(1.75)
7/31/2017	20.22	0.34	2.14	2.48	(0.33)	–	(0.33)
7/31/2016	21.70	0.27	(0.06)	0.21	(0.28)	(1.41)	(1.69)
7/31/2015	22.04	0.24	1.92	2.16	(0.26)	(2.24)	(2.50)
7/31/2014	21.11	0.29	2.78	3.07	(0.23)	(1.91)	(2.14)
Class C
1/31/2019(c)	21.70	0.23	(1.81)	(1.58)	(0.25)	(1.62)	(1.87)
7/31/2018	21.89	0.04	1.35	1.39	(0.09)	(1.49)	(1.58)
7/31/2017	19.80	0.17	2.10	2.27	(0.18)	–	(0.18)
7/31/2016	21.33	0.12	(0.07)	0.05	(0.17)	(1.41)	(1.58)
7/31/2015	21.71	0.07	1.90	1.97	(0.11)	(2.24)	(2.35)
7/31/2014	20.89	0.13	2.75	2.88	(0.15)	(1.91)	(2.06)
Class F
1/31/2019(c)	22.27	0.35	(1.88)	(1.53)	(0.45)	(1.62)	(2.07)
7/31/2018	22.41	0.27	1.37	1.64	(0.29)	(1.49)	(1.78)
7/31/2017	20.24	0.38	2.15	2.53	(0.36)	–	(0.36)
7/31/2016	21.72	0.30	(0.07)	0.23	(0.30)	(1.41)	(1.71)
7/31/2015	22.06	0.27	1.93	2.20	(0.30)	(2.24)	(2.54)
7/31/2014	21.11	0.32	2.79	3.11	(0.25)	(1.91)	(2.16)
Class F3
1/31/2019(c)	22.30	0.34	(1.86)	(1.52)	(0.48)	(1.62)	(2.10)
7/31/2018	22.46	0.25	1.41	1.66	(0.33)	(1.49)	(1.82)
4/4/2017 to 7/31/2017(e)	21.83	0.06	0.57	0.63	–	–	–
Class I
1/31/2019(c)	22.30	0.33	(1.86)	(1.53)	(0.48)	(1.62)	(2.10)
7/31/2018	22.46	0.27	1.38	1.65	(0.32)	(1.49)	(1.81)
7/31/2017	20.30	0.38	2.16	2.54	(0.38)	–	(0.38)
7/31/2016	21.77	0.32	(0.06)	0.26	(0.32)	(1.41)	(1.73)
7/31/2015	22.11	0.33	1.89	2.22	(0.32)	(2.24)	(2.56)
7/31/2014	21.16	0.34	2.79	3.13	(0.27)	(1.91)	(2.18)
Class R2
1/31/2019(c)	22.21	0.29	(1.87)	(1.58)	(0.30)	(1.62)	(1.92)
7/31/2018	22.38	0.14	1.37	1.51	(0.19)	(1.49)	(1.68)
7/31/2017	20.25	0.26	2.15	2.41	(0.28)	–	(0.28)
7/31/2016	21.79	0.18	(0.03)	0.15	(0.28)	(1.41)	(1.69)
7/31/2015	22.16	0.16	1.93	2.09	(0.22)	(2.24)	(2.46)
7/31/2014	21.19	0.22	2.81	3.03	(0.15)	(1.91)	(2.06)

26	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

			Total
			expenses
Net			after				Net		Net
Asset			waivers				invest-		assets,	Portfolio
value,	Total		and/or reim-		Total		ment		end of	turnover
end of	return		bursements		expenses		income		period	rate
period	(%)(b)		(%)		(%)		(%)		(000)	(%)

$18.62	(6.82	)(d)	0.97	(f)	0.99	(f)	3.06	(f)	$72,574	23	(d)
22.21	7.52		0.95		0.98		0.96		93,147	73
22.37	12.39		0.92		1.02		1.60		102,036	93
20.22	1.50		0.85		1.12		1.41		122,604	83
21.70	10.15		0.85		1.07		1.12		132,998	78
22.04	15.42		0.85		1.09		1.38		28,422	98

18.25	(7.14	)(d)	1.72	(f)	1.75	(f)	2.29	(f)	35,602	23	(d)
21.70	6.70		1.70		1.73		0.20		44,206	73
21.89	11.53		1.67		1.77		0.81		49,789	93
19.80	0.74		1.60		1.87		0.67		46,709	83
21.33	9.33		1.60		1.81		0.31		48,851	78
21.71	14.60		1.60		1.84		0.60		4,354	98

18.67	(6.70	)(d)	0.72	(f)	0.84	(f)	3.45	(f)	62,530	23	(d)
22.27	7.76		0.70		0.83		1.22		92,221	73
22.41	12.64		0.70		0.87		1.77		150,913	93
20.24	1.64		0.70		0.97		1.59		133,287	83
21.72	10.31		0.70		0.92		1.22		194,111	78
22.06	15.66		0.70		0.94		1.50		7,853	98

18.68	(6.64	)(d)	0.67	(f)	0.70	(f)	3.30	(f)	2,843	23	(d)
22.30	7.80		0.65		0.70		1.16		3,266	73
22.46	2.89	(d)	0.65	(f)	0.73	(f)	0.85	(f)	70	93

18.67	(6.70	)(d)	0.72	(f)	0.74	(f)	3.24	(f)	434,636	23	(d)
22.30	7.79		0.70		0.73		1.22		514,972	73
22.46	12.66		0.67		0.77		1.80		709,215	93
20.30	1.77		0.60		0.87		1.66		610,721	83
21.77	10.41		0.60		0.82		1.49		699,681	78
22.11	15.70		0.60		0.84		1.59		577,851	98

18.71	(6.97	)(d)	1.32	(f)	1.35	(f)	2.85	(f)	1,111	23	(d)
22.21	7.09		1.30		1.33		0.62		1,582	73
22.38	11.99		1.27		1.37		1.22		2,209	93
20.25	1.20		1.19		1.47		0.98		2,390	83
21.79	9.72		1.20		1.42		0.72		234	78
22.16	15.14		1.13		1.43		1.03		31	98

See Notes to Financial Statements.	27

Financial Highlights (concluded)

CALIBRATED MID CAP VALUE FUND

		Per Share Operating Performance:
					Distributions to
		Investment Operations:			shareholders from:
				Total
		Net	Net	from
	Net asset	invest-	realized	invest-
	value,	ment	and	ment	Net	Net	Total
	beginning	income	unrealized	opera-	investment	realized	distri-
	of period	(loss)(a)	gain (loss)	tions	income	gain	butions
Class R3
1/31/2019(c)	$22.22	$0.27	$(1.85)	$(1.58)	$(0.37)	$(1.62)	$(1.99)
7/31/2018	22.39	0.15	1.39	1.54	(0.22)	(1.49)	(1.71)
7/31/2017	20.25	0.27	2.16	2.43	(0.29)	–	(0.29)
7/31/2016	21.78	0.22	(0.06)	0.16	(0.28)	(1.41)	(1.69)
7/31/2015	22.15	0.20	1.91	2.11	(0.24)	(2.24)	(2.48)
7/31/2014	21.18	0.23	2.82	3.05	(0.17)	(1.91)	(2.08)
Class R4
1/31/2019(c)	22.14	0.29	(1.84)	(1.55)	(0.42)	(1.62)	(2.04)
7/31/2018	22.32	0.21	1.38	1.59	(0.28)	(1.49)	(1.77)
7/31/2017	20.20	0.29	2.18	2.47	(0.35)	–	(0.35)
7/31/2016	21.70	0.22	(0.01)	0.21	(0.30)	(1.41)	(1.71)
6/30/2015 to 7/31/2015(g)	21.60	(0.01)	0.11	0.10	–	–	–
Class R5
1/31/2019(c)	22.29	0.34	(1.86)	(1.52)	(0.48)	(1.62)	(2.10)
7/31/2018	22.46	0.26	1.38	1.64	(0.32)	(1.49)	(1.81)
7/31/2017	20.30	0.35	2.19	2.54	(0.38)	–	(0.38)
7/31/2016	21.77	0.28	(0.02)	0.26	(0.32)	(1.41)	(1.73)
6/30/2015 to 7/31/2015(g)	21.67	–	0.10	0.10	–	–	–
Class R6
1/31/2019(c)	22.30	0.33	(1.85)	(1.52)	(0.48)	(1.62)	(2.10)
7/31/2018	22.46	0.28	1.38	1.66	(0.33)	(1.49)	(1.82)
7/31/2017	20.30	0.32	2.22	2.54	(0.38)	–	(0.38)
7/31/2016	21.77	0.30	(0.04)	0.26	(0.32)	(1.41)	(1.73)
6/30/2015 to 7/31/2015(g)	21.67	–	0.10	0.10	–	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commenced on April 4, 2017.
(f)	Annualized.
(g)	Commenced on June 30, 2015.

28	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

			Total
			expenses				Net
Net			after				invest-		Net
Asset			waivers				ment		assets,	Portfolio
value,	Total		and/or reim-		Total		income		end of	turnover
end of	return		bursements		expenses		(loss)		period	rate
period	(%)(b)		(%)		(%)		(%)		(000)	(%)

$18.65	(6.92	)(d)	1.22	(f)	1.25	(f)	2.64	(f)	$5,456	23	(d)
22.22	7.26		1.20		1.23		0.70		5,480	73
22.39	12.10		1.17		1.26		1.25		4,587	93
20.25	1.27		1.10		1.37		1.16		2,777	83
21.78	9.84		1.10		1.32		0.90		385	78
22.15	15.27		1.05		1.32		1.04		72	98

18.55	(6.83	)(d)	0.97	(f)	0.99	(f)	2.89	(f)	4,025	23	(d)
22.14	7.51		0.95		0.98		0.95		4,307	73
22.32	12.38		0.93		1.00		1.34		3,624	93
20.20	1.51		0.84		1.12		1.20		937	83
21.70	0.46	(d)	0.85	(f)	1.06	(f)	(0.35	)(f)	10	78

18.67	(6.65	)(d)	0.72	(f)	0.74	(f)	3.33	(f)	4,086	23	(d)
22.29	7.75		0.70		0.73		1.17		4,611	73
22.46	12.66		0.68		0.75		1.62		1,821	93
20.30	1.78		0.59		0.87		1.46		310	83
21.77	0.46	(d)	0.60	(f)	0.82	(f)	–	(f)	10	78

18.68	(6.64	)(d)	0.67	(f)	0.70	(f)	3.24	(f)	6,675	23	(d)
22.30	7.80		0.65		0.70		1.27		6,277	73
22.46	12.68		0.64		0.70		1.45		7,267	93
20.30	1.79		0.59		0.74		1.61		102	83
21.77	0.46	(d)	0.59	(f)	0.70	(f)	–	(f)	10	78

See Notes to Financial Statements.	29

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Equity Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust was formed on May 1, 2001 and is organized as a Delaware statutory trust. The Trust consists of the following two funds (each, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Calibrated Large Cap Value Fund (“Calibrated Large Cap Value Fund”) and Lord Abbett Calibrated Mid Cap Value Fund (“Calibrated Mid Cap Value Fund”).

The investment objective of each Fund is total return. Each Fund has ten active classes of shares: Class A, C, F, F3, I, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares will convert automatically into Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the tenth anniversary of the month on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Notes to Financial Statements (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended July 31, 2015 through July 31, 2018. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, C, F, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Futures Contracts–Each Fund may purchase and sell index futures contracts to manage cash or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

Notes to Financial Statements (unaudited)(continued)

(g)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of January 31, 2019 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides

Notes to Financial Statements (unaudited)(continued)

office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rate:

First $2 billion	.60%
Over $2 billion	.55%

For the six months ended January 31, 2019, for Calibrated Large Cap Value Fund and Calibrated Mid Cap Value Fund, the effective management fee, net of waivers, was at an annualized rate of .50% and .57%, respectively.

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of each Fund’s average daily net assets.

For the period from December 1, 2018 and continuing through November 30, 2019, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit the total net annual operating expenses, excluding 12b-1 fees, to the following annual rates:

	Classes
	A, C, F, I,
Fund	R2, R3, R4 and R5	F3 and R6
Calibrated Large Cap Value Fund	.68%	.66%

Prior to December 1, 2018, Lord Abbett had contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit the total net annual operating expenses, excluding 12b-1 fees, to the following annual rates:

	Classes
	A, C, F, I,
Fund	R2, R3, R4 and R5	F3 and R6
Calibrated Large Cap Value Fund	.60%	.58%
Calibrated Mid Cap Value Fund*	.70%	.65%

*	Effective December 1, 2018, Lord Abbett discontinued these waivers and reimbursements.

All contractual fee waiver and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Funds’ Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C	Class F(1)(2)	Class R2	Class R3	Class R4
Service	.25%	.25%	–	.25%	.25%	.25%
Distribution	–	.75%	.10%	.35%	.25%	–

*	Each Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The Class F shares Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.
(2)	For the six months ended January 31, 2019 and continuing through November 30, 2019, the Distributor has contractually agreed to waive each Fund’s 0.10% Rule 12b-1 fee for Class F. This agreement may be terminated only by the Funds’ Board of Trustees.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Notes to Financial Statements (unaudited)(continued)

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended January 31, 2019:

	Distributor	Dealers’
	Commissions	Concessions
Calibrated Large Cap Value Fund	$4,706	$24,979
Calibrated Mid Cap Value Fund	5,787	28,850

Distributor received the following amount of CDSCs for the six months ended January 31, 2019:

	Class A	Class C
Calibrated Large Cap Value Fund	$224	$111
Calibrated Mid Cap Value Fund	2	969

Other Related Parties

As of January 31, 2019, the percentages of Calibrated Large Cap Value Fund’s and Calibrated Mid Cap Value Fund’s outstanding shares owned by each Fund of Funds were as follows:

		Underlying Funds
	Calibrated Large Cap	Calibrated Mid Cap
Fund of Funds	Value Fund	Value Fund
Lord Abbett Multi-Asset Balanced Opportunity Fund	48.66%	22.97%
Lord Abbett Multi-Asset Global Opportunity Fund	3.25%	2.87%
Lord Abbett Multi-Asset Growth Fund	24.59%	18.44%
Lord Abbett Multi-Asset Income Fund	–	18.96%

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended January 31, 2019 and fiscal year ended July 31, 2018 were as follows:

Calibrated Large Cap Value Fund			Calibrated Mid Cap Value Fund
	Six Months Ended 1/31/2019 (unaudited)	Year Ended 7/31/2018	Six Months Ended 1/31/2019 (unaudited)	Year Ended 7/31/2018
Distributions paid from:
Ordinary income	$14,478,961	$27,112,983	$47,021,658	$48,959,128
Net long-term capital gains	10,158,948	15,519,561	19,984,454	30,625,880
Total distributions paid	$24,637,909	$42,632,544	$67,006,112	$79,585,008

Notes to Financial Statements (unaudited)(continued)

As of January 31, 2019, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Calibrated Large Cap Value Fund		Calibrated Mid Cap Value Fund
Tax cost	$414,505,617	$668,843,454
Gross unrealized gain	26,067,660	33,555,253
Gross unrealized loss	(29,109,784)	(74,406,813)
Net unrealized security loss	$(3,042,124)	$(40,851,560)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions received, other financial instruments and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2019 were as follows:

	Purchases	Sales
Calibrated Large Cap Value Fund	$102,683,812	$147,385,670
Calibrated Mid Cap Value Fund	157,163,096	237,728,912

There were no purchases or sales of U.S. Government securities for the six months ended January 31, 2019.

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended January 31, 2019, the following Funds engaged in cross-trades:

Fund	Purchases	Sales	Loss
Calibrated Large Cap Value Fund	$3,499,422	$806,291	$(8,560)
Calibrated Mid Cap Value Fund	620,984	554,861	(18,706)

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into E-Mini S&P 500 Index futures contracts for the six months ended January 31, 2019 (as described in note 2(f)) to manage cash. The Funds bear the risk that the underlying index will move unexpectedly, in which case each Fund may realize a loss. There is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of January 31, 2019, the Funds had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds’ use of derivative instruments:

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
Asset Derivatives	Equity Index Contracts	Equity Index Contracts
Futures Contracts(1)	$58,222	$138,962

(1)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

Notes to Financial Statements (unaudited)(continued)

Transactions in derivative instruments for the six months ended January 31, 2019, were as follows:

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
	Equity Index Contracts	Equity Index Contracts
Net Realized Loss
Futures Contracts(1)	$(197,044)	$(170,766)
Net Change in Unrealized
Appreciation/Depreciation Futures Contracts(2)	$31,013	$89,760
Average Number of Contracts
Futures Contracts(3)	14	23

(1)	Statements of Operations location: Net realized loss on futures contracts.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(3)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

		Calibrated Large Cap Value Fund
			Net Amounts of
		Gross Amounts	Assets Presented
		Offset in the	in the Statement
	Gross Amounts of	Statement of Assets	of Assets and
Description	Recognized Assets	and Liabilities	Liabilities
Repurchase Agreement	$2,073,908	$–	$2,073,908
Total	$2,073,908	$–	$2,073,908

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$2,073,908	$–	$–	$(2,073,908)	$–
Total	$2,073,908	$–	$–	$(2,073,908)	$–

Notes to Financial Statements (unaudited)(continued)

		Calibrated Mid Cap Value Fund
			Net Amounts of
		Gross Amounts	Assets Presented
		Offset in the	in the Statement
	Gross Amounts of	Statement of Assets	of Assets and
Description	Recognized Assets	and Liabilities	Liabilities
Repurchase Agreement	$1,320,134	$–	$1,320,134
Total	$1,320,134	$–	$1,320,134

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$1,320,134	$–	$–	$(1,320,134)	$–
Total	$1,320,134	$–	$–	$(1,320,134)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Funds by the counterparty as of January 31, 2019.

8.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

During the period ended August 8, 2018, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a syndicated line of credit facility with various lenders for $600 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. During the period ended August 8, 2018, the Funds did not utilize the Facility.

For the period August 9, 2018 through December 20, 2018, the Participating Funds entered into an amended syndicated line of credit facility with various lenders for $1.06 billion (the “Syndicated Facility”), whereas SSB participates as a lender and as agent for the lenders. Under the Syndicated

Notes to Financial Statements (unaudited)(continued)

Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, $350 million, or $1 billion, based on past borrowings and likelihood of future borrowings. Effective December 21, 2018, the Participating Funds entered into an amended Syndicated Facility with various lenders for $1.1 billion based on the same terms as described above.

Effective August 9, 2018, the Participating Funds entered into an additional line of credit facility with SSB for $250 million (the “Bilateral Facility,” and together with the Syndicated Facility, the “Facilities”). Under the Bilateral Facility, each Participating Fund may borrow up to the lesser of $250 million or one-third of Fund assets. The Facilities are to be used for temporary or emergency purposes to satisfy redemption requests and manage liquidity.

For the period from August 9, 2018 through January 31, 2019, the Funds did not utilize the Facilities.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended January 31, 2019, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

13.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of a Fund’s investment in an individual company will fluctuate in response to its changing prospects and movements in the equity securities markets in general. If a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

The market may fail to recognize for a long time the intrinsic value of particular value stocks each Fund may hold. The large companies in which Calibrated Large Cap Value Fund invests may be less able to respond quickly to certain market developments and may have slower rates of growth than smaller companies, especially over the short term. The mid-sized companies in which Calibrated Mid Cap Value Fund invests may be less able to weather economic shifts or other adverse developments than larger, more established companies. Securities of mid-sized companies tend to be more sensitive to changing economic, market, and industry conditions and tend to be less liquid than equity securities of larger companies, especially over the short term. The securities of mid-sized companies may be less well-known and less widely held and trade less frequently and in more limited volume than the securities of large cap company stocks. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform.

Notes to Financial Statements (unaudited)(continued)

Because each Fund invests in real estate investment trusts (“REITS”), they may be subject to the risks that impact the value of the underlying properties or mortgages of the REITs in which they invest. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for tax-free distribution of income, and changes in local, regional, or general economic conditions.

Due to each Fund’s exposure to foreign companies and American Depository Receipts, each Fund may experience increased market, industry and sector, liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

These factors can affect each Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

		Six Months Ended
		January 31, 2019		Year Ended
Calibrated Large Cap Value Fund		(unaudited)		July 31, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	398,545	$7,456,900	377,658	$7,895,215
Converted from Class C*	873	17,289	35,349	723,553
Reinvestment of distributions	125,024	2,385,453	232,927	4,644,572
Shares reacquired	(1,137,336)	(22,608,673)	(1,264,627)	(26,557,501)
Decrease	(612,894)	$(12,749,031)	(618,693)	$(13,294,161)

Class C Shares
Shares sold	38,166	$714,455	73,011	$1,491,303
Reinvestment of distributions	23,918	449,660	48,700	956,952
Shares reacquired	(110,700)	(2,120,906)	(204,561)	(4,167,677)
Converted to Class A*	(891)	(17,289)	(36,018)	(723,553)
Decrease	(49,507)	$(974,080)	(118,868)	$(2,442,975)

Class F Shares
Shares sold	548,987	$11,122,713	221,232	$4,654,077
Reinvestment of distributions	48,620	929,618	46,500	929,063
Shares reacquired	(165,548)	(3,183,652)	(749,643)	(15,821,628)
Increase (decrease)	432,059	$8,868,679	(481,911)	$(10,238,488)

Class F3 Shares
Shares sold	11,567	$218,581	219,148	$4,768,226
Reinvestment of distributions	9,090	173,712	18,308	365,792
Shares reacquired	(33,357)	(671,706)	(73,381)	(1,525,814)
Increase (decrease)	(12,700)	$(279,413)	164,075	$3,608,204

Class I Shares
Shares sold	16,347	$326,452	1,652,786	$34,259,965
Reinvestment of distributions	1,028,450	19,643,397	1,641,359	32,777,942
Shares reacquired	(1,945,363)	(39,644,466)	(3,244,017)	(68,203,469)
Increase (decrease)	(900,566)	$(19,674,617)	50,128	$(1,165,562)

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended
		January 31, 2019		Year Ended
Calibrated Large Cap Value Fund		(unaudited)		July 31, 2018
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	1,782	$34,767	2,390	$48,347
Reinvestment of distributions	57	1,095	83	1,671
Increase	1,839	$35,862	2,473	$50,018

Class R3 Shares
Shares sold	1,652	$32,734	3,338.70	$69,371
Reinvestment of distributions	327	6,194	971.50	19,265
Shares reacquired	(2,891)	(53,504)	(8,283.65)	(172,396)
Decrease	(912)	$(14,576)	(3,973.45)	$(83,760)

Class R4 Shares
Reinvestment of distributions	36	$675	50.16	$998
Increase	36	$675	50.16	$998

Class R5 Shares
Reinvestment of distributions	37.07	$708	51.53	$1,028
Increase	37.07	$708	51.53	$1,028

Class R6 Shares
Shares sold	10,442	$205,311	13,083	$275,577
Reinvestment of distributions	1,032	19,702	973	19,431
Shares reacquired	(10,365)	(215,975)	(18,056)	(376,290)
Increase (decrease)	1,109	$9,038	(4,000)	$(81,282)

		Six Months Ended
		January 31, 2019		Year Ended
Calibrated Mid Cap Value Fund		(unaudited)		July 31, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	617,537	$11,316,783	619,128	$13,468,474
Converted from Class C*	847	18,828	46,492	1,006,079
Reinvestment of distributions	375,595	6,873,384	314,468	6,650,991
Shares reacquired	(1,291,640)	(24,634,776)	(1,346,511)	(29,462,266)
Decrease	(297,661)	$(6,425,781)	(366,423)	$(8,336,722)

Class C Shares
Shares sold	127,206	$2,461,432	269,496	$5,750,167
Reinvestment of distributions	192,339	3,454,411	153,368	3,186,981
Shares reacquired	(404,890)	(7,592,268)	(612,512)	(13,088,378)
Converted to Class A*	(867)	(18,828)	(47,502)	(1,006,079)
Decrease	(86,212)	$(1,695,253)	(237,150)	$(5,157,309)

Class F Shares
Shares sold	515,311	$9,850,531	1,088,479	$23,892,476
Reinvestment of distributions	321,116	5,889,268	344,105	7,288,147
Shares reacquired	(1,629,105)	(32,378,685)	(4,025,626)	(89,171,459)
Decrease	(792,678)	$(16,638,886)	(2,593,042)	$(57,990,836)

Notes to Financial Statements (unaudited)(continued)

Calibrated Mid Cap Value Fund		Six Months Ended January 31, 2019 (unaudited)		Year Ended July 31, 2018
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	13,873	$289,890	171,438	$3,807,564
Reinvestment of distributions	16,943	310,734	11,683	247,680
Shares reacquired	(25,064)	(481,935)	(39,809)	(867,387)
Increase	5,752	$118,689	143,312	$3,187,857

Class I Shares
Shares sold	91,390	$1,839,319	3,929,235	$88,945,264
Reinvestment of distributions	2,499,738	45,845,199	2,701,171	57,264,830
Shares reacquired	(2,410,294)	(48,203,391)	(15,107,361)	(331,374,048)
Increase (decrease)	180,834	$(518,873)	(8,476,955)	$(185,163,954)

Class R2 Shares
Shares sold	11,793	$225,450	24,908	$540,693
Reinvestment of distributions	589	10,841	339	7,185
Shares reacquired	(24,252)	(512,813)	(52,734)	(1,156,162)
Decrease	(11,870)	$(276,522)	(27,487)	$(608,284)

Class R3 Shares
Shares sold	44,861	$916,440	82,092	$1,791,200
Reinvestment of distributions	29,330	537,606	17,767	376,668
Shares reacquired	(28,289)	(541,274)	(58,056)	(1,264,035)
Increase	45,902	$912,772	41,803	$903,833

Class R4 Shares
Shares sold	71,542	$1,428,518	61,149	$1,326,654
Reinvestment of distributions	4,391	80,054	3,206	67,622
Shares reacquired	(53,589)	(1,105,868)	(32,178)	(701,423)
Increase	22,344	$402,704	32,177	$692,853

Class R5 Shares
Shares sold	45,144	$849,629	190,034	$4,165,715
Reinvestment of distributions	10,602	194,332	8,634	183,040
Shares reacquired	(43,722)	(934,237)	(72,883)	(1,587,068)
Increase	12,024	$109,724	125,785	$2,761,687

Class R6 Shares
Shares sold	95,869	$1,683,561	57,335	$1,249,949
Reinvestment of distributions	16,253	298,083	12,247	259,635
Shares reacquired	(36,258)	(745,795)	(111,722)	(2,443,124)
Increase (decrease)	75,864	$1,235,849	(42,140)	$(933,540)

*	Automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the tenth anniversary of the day on which the purchase order was accepted.

Notes to Financial Statements (unaudited)(concluded)

15.	SUBSEQUENT EVENTS

As of the close of business on February 22, 2019, Lord Abbett Fundamental Equity Fund (a series of Securities Trust) and Lord Abbett Mid Cap Stock Fund acquired the net assets of Calibrated Large Cap Value Fund and Calibrated Mid Cap Value Fund, respectively, pursuant to a plan of reorganization approved by Calibrated Large Cap Value Fund and Calibrated Mid Cap Value Fund shareholders on February 8, 2019. The reorganizations permitted Calibrated Large Cap Value Fund and Calibrated Mid Cap Value Fund shareholders to each pursue a substantially similar investment goal, but as part of a larger fund with a lower expense ratio. Each acquisition was accomplished by a tax-free exchange whereas holders of shares of Calibrated Large Cap Value Fund and Calibrated Mid Cap Value Fund outstanding on February 22, 2019 received shares valued at $423,922,075 and $647,086,669 of Lord Abbett Fundamental Equity Fund and Lord Abbett Mid Cap Stock Fund, respectively.

The following tables illustrates share conversion ratios and dollar amounts of the reorganizations on February 22, 2019:

Class	Calibrated Large Cap Value Fund Shares	Conversion Ratio	Lord Abbett Fundamental Equity Fund Shares	Lord Abbett Fundamental Equity Fund Amount
A	2,637,388	1.654713	4,364,116	$52,413,030
C	602,070	1.840179	1,107,914	11,777,123
F	837,582	1.678155	1,405,590	16,684,356
F3	147,842	1.641063	242,618	2,942,951
I	16,963,051	1.646722	27,933,491	337,436,572
R2	25,481	1.702043	43,370	509,602
R3	4,531	1.675276	7,590	89,490
R4	630	1.659422	1,046	12,489
R5	634	1.644442	1,042	12,604
R6	102,702	1.639275	168,357	2,043,858

Class	Calibrated Mid Cap Value Fund Shares	Conversion Ratio	Lord Abbett Mid Cap Stock Fund Shares	Lord Abbett Mid Cap Stock Fund Amount
A	3,796,131	0.699946	2,657,083	$73,548,067
C	1,925,704	0.739435	1,423,932	36,552,339
F	3,187,101	0.707756	2,255,688	61,918,644
F3	150,154	0.704960	105,852	2,917,293
I	23,175,423	0.707508	16,396,808	450,092,379
R2	58,294	0.717575	41,830	1,134,849
R3	294,160	0.707546	208,132	5,706,983
R4	217,154	0.699366	151,871	4,191,626
R5	215,469	0.707668	152,480	4,184,063
R6	352,058	0.705256	248,291	6,804,426

Approval of Advisory Contract

The Board, including all of the Trustees who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. These meetings and discussions included reviews of Fund performance conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Trustees also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of the Fund’s benchmark; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Proposed Reorganizations. The Board took into account that, on October 30, 2018, it approved the reorganization of Calibrated Large Cap Value Fund with and into Lord Abbett Fundamental Equity Fund, a series of Lord Abbett Securities Trust, and the reorganization of Calibrated Mid Cap Value Fund with and into Lord Abbett Mid Cap Stock Fund, Inc., each pending shareholder approval (each a “Proposed Reorganization” and collectively, the “Proposed Reorganizations”).

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board

Approval of Advisory Contract (continued)

concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and its benchmark as of various periods ended August 31, 2018. The Board observed that each Fund’s investment performance was below the median of its performance peer group for the one-, three-, and five-year periods. The Board took into account actions taken by Lord Abbett to attempt to improve equity fund performance. The Board also considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and related factors, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline, and other services provided to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how the expense level of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each Fund, the Board observed that the net total expense ratio of the Fund was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the expense level of each Fund was reasonable and supported the continuation of the Agreement on behalf of each Fund.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to each Fund’s business. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Approval of Advisory Contract (concluded)

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. With respect to Calibrated Large Cap Value Fund, the Board concluded that the existing management fee schedule, with its breakpoint in the level of management fee, in conjunction with the existing expense limitation agreement, adequately addressed any economies of scale in managing the Fund. With respect to Calibrated Mid Cap Value Fund, the Board concluded that existing management fee schedule, with its breakpoint in the level of the management fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; and (ii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the previous filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Equity Trust Lord Abbett Calibrated Large Cap Value Fund Lord Abbett Calibrated Mid Cap Value Fund	CALIBRATED-3 (03/19)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT EQUITY TRUST

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: March 28, 2019

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: March 28, 2019

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: March 28, 2019